Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases
Operating cash outflows from operating leases	¥ 2,220,978		¥ 1,280,125
Operating cash outflows from finance leases (interest payments)	2,122		4,906
Financing cash outflows from finance leases	37,511	$ 5,283	27,489	¥ 32,873
Right-of-use assets obtained in exchange for lease liabilities	¥ 6,339,111		¥ 5,820,041